Preference shares liabilities - Movements (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of financial liabilities [line items]
Balance at January 1, 2022	$ 46,744,935
Balance at December 31, 2022 and 2023	26,837,751
Preference shares liabilities
Disclosure of financial liabilities [line items]
Balance at January 1, 2022	486,404,770
Changes in the carrying amount of preference shares liabilities (note 10(a))	3,752,758
Changes in fair value recognized in profit or loss	60,091,353
Reclassification to share capital and share premium upon listing	(550,248,881)
Balance at December 31, 2022 and 2023	0
Financial liabilities at amortized cost | Preference shares liabilities
Disclosure of financial liabilities [line items]
Balance at January 1, 2022	61,373,153
Changes in the carrying amount of preference shares liabilities (note 10(a))	3,752,758
Changes in fair value recognized in profit or loss	0
Reclassification to share capital and share premium upon listing	(65,125,911)
Balance at December 31, 2022 and 2023	0
Financial liabilities measured at fair value | Preference shares liabilities
Disclosure of financial liabilities [line items]
Balance at January 1, 2022	425,031,617
Changes in the carrying amount of preference shares liabilities (note 10(a))	0
Changes in fair value recognized in profit or loss	60,091,353
Reclassification to share capital and share premium upon listing	(485,122,970)
Balance at December 31, 2022 and 2023	$ 0